Consolidated Statement of Changes in Equity (unaudited) - USD ($) $ in Thousands	Total	Previously Reported	Restated	Adjustment On Adoption Of I F R S16	Issued Capital	Issued Capital Previously Reported	Issued Capital Restated	Share Option Reserve	Share Option Reserve Previously Reported	Share Option Reserve Restated	Investment Revaluation Reserve	Investment Revaluation Reserve Previously Reported	Investment Revaluation Reserve Restated	Foreign Currency Translation Reserve	Foreign Currency Translation Reserve Previously Reported	Foreign Currency Translation Reserve Restated	Retained Earnings	Retained Earnings Previously Reported	Retained Earnings Restated	Retained Earnings Adjustment On Adoption Of I F R S16
Beginning balance at Jun. 30, 2018	$ 546,008				$ 889,481			$ 75,974			$ 21			$ (39,276)			$ (380,192)
Profit/(loss) for the period	(19,498)																(19,498)
Other comprehensive income/(loss)	64										87			(23)
Total comprehensive profit/(loss) for the period	(19,434)										87			(23)			(19,498)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	212				212
Transactions with owners in their capacity as owners	212				212
Transfer of exercised options					287			(287)
Fair value of share-based payments	814							814
Reclassification of modified options to/(from) liability	(1)							(1)
Increase (decrease) in equity	813				287			526
Ending balance at Sep. 30, 2018	527,599				889,980			76,500			108			(39,299)			(399,690)
Beginning balance at Jun. 30, 2019	481,052	$ 481,052	$ 480,225	$ (827)		$ 910,405	$ 910,405		$ 80,034	$ 80,034		$ 17	$ 17		$ (39,413)	$ (39,413)		$ (469,991)	$ (470,818)	$ (827)
Profit/(loss) for the period	(5,484)																(5,484)
Other comprehensive income/(loss)	(697)										(365)			(332)
Total comprehensive profit/(loss) for the period	(6,181)										(365)			(332)			(5,484)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	299				299
Transactions with owners in their capacity as owners	299				299
Transfer of exercised options					238			(238)
Fair value of share-based payments	804							804
Increase (decrease) in equity	804				238			566
Ending balance at Sep. 30, 2019	$ 475,147				$ 910,942			$ 80,600			$ (348)			$ (39,745)			$ (476,302)